Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                        Supplement, dated August 1, 2002
                                     to the
                      Prospectus dated May 1, 2002 for the
                   Putnam Allstate Advisor Variable Annuities
                   (Advisor, Advisor Plus, Advisor Preferred)


This supplement amends the May 1, 2002 prospectus for Putnam Allstate Advisor, Putnam Allstate Advisor Plus and Putnam Allstate Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus.


Page 28: Insert the following sentence at the end of the first paragraph under the heading "Retirement Income Guarantee Rider":

The Retirement Income Guarantee Rider may not be available through the broker-dealer with which your sales representative is affiliated. Please consult your sales representative or call us at 1-800-390-1277 regarding the availability of this Rider.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                        Supplement, dated August 1, 2002
                                     to the
                      Prospectus dated May 1, 2002 for the
                   Putnam Allstate Advisor Variable Annuities
                          (Advisor, Advisor Preferred)


This supplement amends the May 1, 2002 prospectus for Putnam Allstate Advisor and Putnam Allstate Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus.


Page 27: Insert the following sentence at the end of the first paragraph under the heading "Retirement Income Guarantee Rider":

The Retirement Income Guarantee Rider may not be available through the broker-dealer with which your sales representative is affiliated. Please consult your sales representative or call us at 1-800-390-1277 regarding the availability of this Rider.